Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [Abstract]
Trade and other receivables
14.	Trade and other receivables

	2021	2020
	£’000	£’000
Trade receivables	6,047	2,051
Other receivables	1,470	1,722
Prepayments and accrued income	7,691	6,507
	15,208	10,280

Included within prepayments and accrued income are amounts paid in advance for clinical trials that are expected to be repaid within 12 months.